DBX ETF Trust | 1
Schedule of Investments
Xtrackers High Beta High Yield Bond ETF
May 31, 2025 (Unaudited)
Principal
Amount $ Value $
CORPORATE BONDS — 97.7%
Basic Materials — 5.9%
Chemicals — 2.3%
Celanese US Holdings LLC
6.50%, 4/15/30 (a)
14,000 14,120
6.75%, 4/15/33 (a)
21,000 20,458
7.20%, 11/15/33 (a)
26,000 27,162
Chemours Co.
5.375%, 5/15/27
14,000 13,716
144A,5.75%, 11/15/28
16,000 14,342
144A,4.625%, 11/15/29
16,000 13,106
Chemours (The)
Co.,144A,8.00%, 1/15/33
12,000 10,474
Consolidated Energy Finance SA
144A,5.625%, 10/15/28
10,000 8,123
144A,12.00%, 2/15/31 (a)
16,000 14,678
INEOS Finance PLC
144A,6.75%, 5/15/28
14,000 13,722
144A,7.50%, 4/15/29
15,000 14,755
Methanex US Operations,
Inc.,144A,6.25%, 3/15/32
12,000 11,624
NOVA Chemicals
Corp.,144A,9.00%, 2/15/30
13,000 14,012
OCP SA,144A,6.70%, 3/1/36
23,000 22,623
Olin Corp.,144A,6.625%, 4/1/33
15,000 14,376
SCIH Salt Holdings,
Inc.,144A,6.625%, 5/1/29
14,000 13,748
Tronox, Inc.,144A,4.625%,
3/15/29 (a)
26,000 21,765
WR Grace Holdings
LLC,144A,5.625%, 8/15/29
28,000 24,697
(Cost $298,227)
287,501
Forest Products & Paper
— 0.5%
Domtar Corp.,144A,6.75%,
10/1/28
16,000 14,072
Glatfelter Corp.,144A,4.75%,
11/15/29 (a)
10,000 8,486
Magnera Corp.,144A,7.25%,
11/15/31
19,000 17,398
Mercer International, Inc.
144A,12.875%, 10/1/28
8,000 7,967
5.125%, 2/1/29
22,000 17,511
(Cost $71,821)
65,434
Iron/Steel — 1.5%
Cleveland-Cliffs, Inc.
144A,6.875%, 11/1/29
18,000 16,751
144A,6.75%, 4/15/30
18,000 16,182
144A,7.50%, 9/15/31
19,000 17,105
144A,7.00%, 3/15/32 (a)
35,000 30,233
144A,7.375%, 5/1/33 (a)
21,000 18,058
Metinvest BV,144A,7.75%,
10/17/29
11,000 8,736
Principal
Amount $ Value $
Mineral Resources Ltd.
144A,8.125%, 5/1/27
19,000 19,031
144A,8.00%, 11/1/27
12,000 11,999
144A,9.25%, 10/1/28
23,000 23,495
144A,8.50%, 5/1/30
17,000 16,854
(Cost $189,669)
178,444
Mining — 1.6%
Arsenal AIC Parent LLC
144A,8.00%, 10/1/30
17,000 17,873
144A,11.50%, 10/1/31
11,000 12,263
First Quantum Minerals Ltd.
144A,6.875%, 10/15/27
19,000 18,883
144A,9.375%, 3/1/29
36,000 37,898
144A,8.625%, 6/1/31 (a)
31,000 31,542
144A,8.00%, 3/1/33
22,000 21,859
Vedanta Resources Finance II
PLC
144A,10.875%, 9/17/29
28,000 27,712
144A,9.475%, 7/24/30
11,000 10,438
144A,11.25%, 12/3/31
10,000 10,018
144A,9.85%, 4/24/33
13,000 12,324
(Cost $201,579)
200,810
Communications — 26.6%
Advertising — 1.7%
Clear Channel Outdoor
Holdings, Inc.
144A,5.125%, 8/15/27
30,000 29,367
144A,7.75%, 4/15/28 (a)
21,000 19,207
144A,9.00%, 9/15/28
15,000 15,721
144A,7.50%, 6/1/29 (a)
28,000 24,780
144A,7.875%, 4/1/30
16,000 16,224
Neptune Bidco US,
Inc.,144A,9.29%, 4/15/29
60,000 56,894
Outfront Media Capital LLC /
Outfront Media Capital Corp.
144A,4.25%, 1/15/29
10,000 9,466
144A,4.625%, 3/15/30 (a)
10,000 9,391
Stagwell Global
LLC,144A,5.625%, 8/15/29
26,000 24,468
(Cost $206,221)
205,518
Internet — 1.4%
Arches Buyer, Inc.,144A,6.125%,
12/1/28
10,000 9,151
ION Trading Technologies SARL
144A,5.75%, 5/15/28
9,000 8,714
144A,9.50%, 5/30/29
18,000 18,649
Newfold Digital Holdings Group,
Inc.,144A,11.75%, 10/15/28
12,000 8,868
Rakuten Group, Inc.
144A,11.25%, 2/15/27
51,000 55,091
144A,9.75%, 4/15/29
39,000 41,833

2 | DBX ETF Trust
Schedule of Investments
Xtrackers High Beta High Yield Bond ETF
(Continued)
May 31, 2025 (Unaudited)
Principal
Amount $ Value $
Wayfair LLC
144A,7.25%, 10/31/29
22,000 21,481
144A,7.75%, 9/15/30 (a)
14,000 13,752
(Cost $174,599)
177,539
Media — 14.7%
AMC Networks, Inc.
144A,10.25%, 1/15/29
18,000 19,098
4.25%, 2/15/29
22,000 16,852
Cable One, Inc.,144A,4.00%,
11/15/30 (a)
13,000 10,079
CCO Holdings LLC / CCO
Holdings Capital Corp.
144A,5.00%, 2/1/28
56,000 54,961
144A,5.375%, 6/1/29
26,000 25,657
144A,6.375%, 9/1/29
32,000 32,454
144A,4.75%, 3/1/30
58,000 55,404
144A,4.50%, 8/15/30
54,000 50,670
144A,4.25%, 2/1/31
58,000 53,161
144A,7.375%, 3/1/31 (a)
16,000 16,570
144A,4.75%, 2/1/32 (a)
17,000 15,748
4.50%, 5/1/32
55,000 50,098
144A,4.50%, 6/1/33
33,000 29,374
144A,4.25%, 1/15/34 (a)
38,000 32,829
CSC Holdings LLC
144A,5.50%, 4/15/27
46,000 43,606
144A,5.375%, 2/1/28
17,000 15,520
144A,7.50%, 4/1/28
25,000 19,281
144A,11.25%, 5/15/28 (a)
20,000 19,807
144A,11.75%, 1/31/29
49,000 45,966
144A,6.50%, 2/1/29
36,000 28,756
144A,5.75%, 1/15/30
55,000 27,810
144A,4.125%, 12/1/30
23,000 15,804
144A,4.625%, 12/1/30
54,000 24,886
144A,3.375%, 2/15/31
21,000 13,773
144A,4.50%, 11/15/31
33,000 22,339
144A,5.00%, 11/15/31 (a)
12,000 5,469
Directv Financing
LLC,144A,8.875%, 2/1/30
15,000 14,790
Directv Financing LLC / Directv
Financing Co.-Obligor, Inc.
144A,5.875%, 8/15/27
75,000 73,877
144A,10.00%, 2/15/31
51,000 49,675
DISH DBS Corp.
7.75%, 7/1/26
47,000 40,449
144A,5.25%, 12/1/26
65,000 60,122
7.375%, 7/1/28
22,000 15,130
144A,5.75%, 12/1/28
59,000 50,041
5.125%, 6/1/29
35,000 23,042
DISH Network
Corp.,144A,11.75%, 11/15/27
82,000 84,655
Gray Media, Inc.
144A,7.00%, 5/15/27
14,000 13,915
Principal
Amount $ Value $
144A,10.50%, 7/15/29 (a)
31,000 32,995
144A,4.75%, 10/15/30
20,000 14,525
144A,5.375%, 11/15/31 (a)
25,000 17,872
iHeartCommunications, Inc.
144A,9.125%, 5/1/29 (a)
23,000 19,118
144A,10.875%, 5/1/30
14,000 6,882
144A,7.75%, 8/15/30
11,000 8,513
LCPR Senior Secured Financing
DAC
144A,6.75%, 10/15/27
30,000 21,763
144A,5.125%, 7/15/29
17,000 10,986
McGraw-Hill Education, Inc.
144A,5.75%, 8/1/28
15,000 14,827
144A,8.00%, 8/1/29
20,000 20,067
144A,7.375%, 9/1/31
13,000 13,385
Nexstar Media, Inc.,144A,4.75%,
11/1/28 (a)
21,000 20,218
Radiate Holdco LLC / Radiate
Finance, Inc.
144A,4.50%, 9/15/26
18,000 15,453
144A,6.50%, 9/15/28
24,000 15,786
Sinclair Television Group, Inc.
144A,5.50%, 3/1/30
15,000 12,675
144A,8.125%, 2/15/33
31,000 31,042
144A,9.75%, 2/15/33
8,000 8,620
Sirius XM Radio, Inc.
144A,5.50%, 7/1/29 (a)
24,000 23,622
144A,4.125%, 7/1/30
31,000 28,189
144A,3.875%, 9/1/31
40,000 35,008
TEGNA, Inc.
4.625%, 3/15/28
27,000 26,276
5.00%, 9/15/29
23,000 21,928
Univision Communications, Inc.
144A,6.625%, 6/1/27
35,000 35,022
144A,8.00%, 8/15/28
31,000 31,048
144A,4.50%, 5/1/29
22,000 19,549
144A,7.375%, 6/30/30
18,000 16,840
144A,8.50%, 7/31/31
32,000 30,750
Virgin Media Finance
PLC,144A,5.00%, 7/15/30
22,000 19,961
Virgin Media Secured Finance
PLC
144A,5.50%, 5/15/29
34,000 33,098
144A,4.50%, 8/15/30
19,000 17,559
VTR Finance NV,144A,6.375%,
7/15/28
10,000 9,512
Ziggo Bond Co. BV,144A,5.125%,
2/28/30
10,000 8,488
Ziggo BV,144A,4.875%, 1/15/30
25,000 22,845
(Cost $1,914,340)
1,836,090
Telecommunications — 8.8%
Altice Financing SA
144A,5.00%, 1/15/28
30,000 23,517

DBX ETF Trust | 3
Schedule of Investments
Xtrackers High Beta High Yield Bond ETF
(Continued)
May 31, 2025 (Unaudited)
Principal
Amount $ Value $
144A,5.75%, 8/15/29
47,000 35,963
Altice France SA
144A,8.125%, 2/1/27
45,000 41,338
144A,5.50%, 1/15/28
23,000 19,819
144A,5.125%, 1/15/29
10,000 8,404
144A,5.125%, 7/15/29
54,000 45,616
144A,5.50%, 10/15/29
46,000 39,118
C&W Senior Finance
Ltd.,144A,9.00%, 1/15/33
14,000 13,908
Commscope LLC,144A,9.50%,
12/15/31
26,000 27,042
CommScope LLC
144A,8.25%, 3/1/27 (a)
18,000 17,969
144A,7.125%, 7/1/28
19,000 18,288
144A,4.75%, 9/1/29
19,000 18,217
CommScope Technologies
LLC,144A,5.00%, 3/15/27
15,000 14,508
Connect Finco SARL / Connect
US Finco LLC,144A,9.00%,
9/15/29
53,000 50,581
CT Trust,144A,5.125%, 2/3/32
19,000 17,503
EchoStar Corp.,10.75%, 11/30/29
126,000 126,702
Fibercop SpA
144A,7.20%, 7/18/36
10,000 9,675
144A,7.721%, 6/4/38
13,000 13,002
Hughes Satellite Systems Corp.
5.25%, 8/1/26 (a)
15,000 13,535
6.625%, 8/1/26 (a)
15,000 10,526
Iliad Holding Sasu,144A,7.00%,
4/15/32
18,000 18,138
Iliad Holding SASU,144A,8.50%,
4/15/31
23,000 24,293
Intelsat Jackson Holdings
SA,144A,6.50%, 3/15/30
71,000 69,998
Level 3 Financing, Inc.
144A,10.50%, 4/15/29
20,000 22,550
144A,4.875%, 6/15/29
13,000 11,872
144A,11.00%, 11/15/29
36,000 40,884
144A,4.50%, 4/1/30
15,000 13,267
144A,10.50%, 5/15/30
19,000 20,829
144A,3.875%, 10/15/30
10,000 8,475
144A,10.75%, 12/15/30
14,000 15,820
144A,4.00%, 4/15/31
12,000 9,990
Lumen Technologies,
Inc.,144A,10.00%, 10/15/32
8,400 8,626
Millicom International Cellular
SA
144A,4.50%, 4/27/31
22,000 19,649
144A,7.375%, 4/2/32
9,000 9,122
Sable International Finance
Ltd.,144A,7.125%, 10/15/32
24,000 23,603
Telefonica Moviles Chile
SA,144A,3.537%, 11/18/31
11,000 6,774
Principal
Amount $ Value $
Viasat, Inc.
144A,5.625%, 4/15/27
10,000 9,856
144A,6.50%, 7/15/28 (a)
8,000 7,363
144A,7.50%, 5/30/31 (a)
13,000 10,388
Vmed O2 UK Financing I PLC
144A,4.25%, 1/31/31
35,000 31,699
144A,4.75%, 7/15/31
32,000 29,412
144A,7.75%, 4/15/32
15,000 15,463
Windstream Services LLC /
Windstream Escrow Finance
Corp.,144A,8.25%, 10/1/31
52,000 54,157
Zayo Group Holdings, Inc.
144A,4.00%, 3/1/27
35,000 32,955
144A,6.125%, 3/1/28 (a)
25,000 21,581
(Cost $1,110,732)
1,101,995
Consumer, Cyclical — 14.2%
Airlines — 0.7%
American Airlines, Inc.
144A,7.25%, 2/15/28 (a)
23,000 23,247
144A,8.50%, 5/15/29 (a)
20,000 20,735
JetBlue Airways Corp. / JetBlue
Loyalty LP,144A,9.875%,
9/20/31
46,000 45,533
(Cost $91,306)
89,515
Apparel — 0.2%
VF Corp.
2.80%, 4/23/27
13,000 12,233
2.95%, 4/23/30
15,000 12,535
(Cost $25,601)
24,768
Auto Manufacturers — 0.2%
Aston Martin Capital Holdings
Ltd.,144A,10.00%, 3/31/29
(Cost $24,473)
25,000 23,455
Auto Parts & Equipment — 2.1%
Adient Global Holdings Ltd.
144A,8.25%, 4/15/31
12,000 12,259
144A,7.50%, 2/15/33 (a)
19,000 18,863
American Axle & Manufacturing,
Inc.
6.50%, 4/1/27
19,000 18,925
6.875%, 7/1/28 (a)
6,000 5,954
5.00%, 10/1/29
12,000 10,921
Clarios Global LP / Clarios US
Finance Co.,144A,6.75%,
2/15/30
14,000 14,270
Dornoch Debt Merger Sub,
Inc.,144A,6.625%, 10/15/29
15,000 11,547
Forvia SE,144A,8.00%, 6/15/30
(a)
12,000 12,206
Goodyear Tire & Rubber Co.
5.00%, 7/15/29 (a)
26,000 24,927

4 | DBX ETF Trust
Schedule of Investments
Xtrackers High Beta High Yield Bond ETF
(Continued)
May 31, 2025 (Unaudited)
Principal
Amount $ Value $
5.25%, 4/30/31 (a)
10,000 9,346
5.25%, 7/15/31
12,000 11,206
5.625%, 4/30/33
9,000 8,378
Tenneco, Inc.,144A,8.00%,
11/17/28
45,000 44,343
ZF North America Capital, Inc.
144A,6.875%, 4/14/28
12,000 11,903
144A,7.125%, 4/14/30
12,000 11,580
144A,6.75%, 4/23/30
24,000 22,817
144A,6.875%, 4/23/32
14,000 12,854
(Cost $261,862)
262,299
Entertainment — 2.9%
Allwyn Entertainment Financing
UK PLC,144A,7.875%, 4/30/29
14,000 14,537
AMC Entertainment Holdings,
Inc.,144A,7.50%, 2/15/29
23,000 17,996
Caesars Entertainment, Inc.
144A,4.625%, 10/15/29
27,000 25,235
144A,6.00%, 10/15/32
22,000 21,118
Cinemark USA, Inc.
144A,5.25%, 7/15/28
20,000 19,745
144A,7.00%, 8/1/32
10,000 10,295
Light & Wonder International,
Inc.
144A,7.25%, 11/15/29
17,000 17,501
144A,7.50%, 9/1/31
11,000 11,374
Merlin Entertainments Group US
Holdings, Inc.,144A,7.375%,
2/15/31
9,000 8,218
Mohegan Tribal Gaming
Authority / MS Digital
Entertainment Holdings LLC
144A,8.25%, 4/15/30
17,000 17,312
144A,11.875%, 4/15/31
16,000 16,618
Motion Bondco
DAC,144A,6.625%, 11/15/27
9,000 8,513
Motion Finco Sarl,144A,8.375%,
2/15/32
11,000 10,177
Penn Entertainment, Inc.
144A,5.625%, 1/15/27
8,000 7,903
144A,4.125%, 7/1/29 (a)
8,000 7,153
Premier Entertainment Sub
LLC / Premier Entertainment
Finance Corp.
144A,5.625%, 9/1/29
15,000 9,956
144A,5.875%, 9/1/31
20,000 11,925
Six Flags Entertainment
Corp.,144A,7.25%, 5/15/31 (a)
16,000 16,359
Six Flags Entertainment Corp.
/ Canada's Wonderland Co.
/ Magnum Management
Corp.,5.25%, 7/15/29
10,000 9,716
Principal
Amount $ Value $
Six Flags Entertainment Corp.
/Six Flags Theme Parks,
Inc./ Canada's Wonderland
Co.,144A,6.625%, 5/1/32
24,000 24,483
Voyager Parent LLC,144A,9.25%,
7/1/32
43,000 44,452
Wynn Resorts Finance LLC
/ Wynn Resorts Capital
Corp.,144A,7.125%, 2/15/31 (a)
24,000 25,188
(Cost $368,716)
355,774
Food Service — 0.2%
TKC Holdings, Inc.
144A,6.875%, 5/15/28
14,000 13,941
144A,10.50%, 5/15/29
15,000 15,439
(Cost $28,479)
29,380
Home Builders — 0.3%
Brookfield Residential
Properties, Inc. / Brookfield
Residential US LLC
144A,6.25%, 9/15/27
12,000 11,823
144A,4.875%, 2/15/30
10,000 8,711
LGI Homes, Inc.
144A,8.75%, 12/15/28
12,000 12,357
144A,7.00%, 11/15/32
9,000 8,367
(Cost $43,164)
41,258
Housewares — 0.9%
Cd&r Smokey Buyer, Inc. / Radio
Systems Corp.,144A,9.50%,
10/15/29
18,000 14,962
Newell Brands, Inc.
6.375%, 9/15/27
13,000 13,067
144A,8.50%, 6/1/28
26,000 26,963
6.625%, 9/15/29
10,000 9,686
6.375%, 5/15/30
17,000 16,013
6.625%, 5/15/32
12,000 11,102
Scotts Miracle-Gro Co.
4.00%, 4/1/31
10,000 8,992
4.375%, 2/1/32
9,000 8,112
(Cost $112,528)
108,897
Leisure Time — 0.7%
NCL Corp. Ltd.
144A,7.75%, 2/15/29
12,000 12,625
144A,6.75%, 2/1/32
42,000 42,034
Sabre GLBL, Inc.
144A,8.625%, 6/1/27
17,000 17,502
144A,10.75%, 11/15/29
19,000 19,451
(Cost $89,659)
91,612
Lodging — 1.8%
Hilton Grand Vacations Borrower
Escrow LLC / Hilton Grand
Vacations Borrower Esc
144A,4.875%, 7/1/31
9,000 8,077

DBX ETF Trust | 5
Schedule of Investments
Xtrackers High Beta High Yield Bond ETF
(Continued)
May 31, 2025 (Unaudited)
Principal
Amount $ Value $
144A,6.625%, 1/15/32
18,000 17,988
Hilton Grand Vacations Borrower
LLC / Hilton Grand Vacations
Borrower, Inc.,144A,5.00%,
6/1/29
21,000 19,719
Marriott Ownership Resorts,
Inc.,144A,4.50%, 6/15/29
14,000 13,154
Melco Resorts Finance Ltd.
144A,5.625%, 7/17/27
12,000 11,736
144A,5.75%, 7/21/28
24,000 23,055
144A,5.375%, 12/4/29
23,000 21,180
144A,7.625%, 4/17/32
15,000 14,900
MGM Resorts
International,6.50%, 4/15/32
(a)
19,000 18,975
Station Casinos LLC
144A,4.625%, 12/1/31
12,000 10,993
144A,6.625%, 3/15/32
10,000 10,020
Studio City Finance Ltd.
144A,6.50%, 1/15/28
10,000 9,795
144A,5.00%, 1/15/29
29,000 26,225
Travel + Leisure Co.,144A,4.50%,
12/1/29
13,000 12,362
(Cost $217,497)
218,179
Retail — 4.2%
Advance Auto Parts, Inc.,3.90%,
4/15/30 (a)
11,000 10,187
Asbury Automotive Group,
Inc.,144A,5.00%, 2/15/32
12,000 11,215
Bath & Body Works, Inc.
7.50%, 6/15/29
9,000 9,259
144A,6.625%, 10/1/30
25,000 25,554
eG Global Finance
PLC,144A,12.00%, 11/30/28
26,000 28,707
Ferrellgas LP / Ferrellgas
Finance Corp.,144A,5.875%,
4/1/29
17,000 15,405
Fertitta Entertainment LLC
/ Fertitta Entertainment
Finance Co., Inc.
144A,4.625%, 1/15/29
21,000 19,710
144A,6.75%, 1/15/30
31,000 28,178
FirstCash, Inc.,144A,6.875%,
3/1/32
10,000 10,263
Gap, Inc.
144A,3.625%, 10/1/29
15,000 13,716
144A,3.875%, 10/1/31
18,000 16,024
Global Auto Holdings Ltd. / AAG
FH UK Ltd.
144A,8.375%, 1/15/29
10,000 8,395
144A,8.75%, 1/15/32
15,000 11,654
Kohl's Corp.,5.125%, 5/1/31
10,000 6,411
LCM Investments Holdings II
LLC,144A,8.25%, 8/1/31
20,000 21,221
Principal
Amount $ Value $
Macy's Retail Holdings LLC
144A,5.875%, 3/15/30
7,000 6,690
144A,6.125%, 3/15/32
14,000 12,990
Michaels Cos., Inc.
144A,5.25%, 5/1/28
18,000 12,360
144A,7.875%, 5/1/29
25,000 12,187
Nordstrom, Inc.
4.375%, 4/1/30
8,000 7,298
4.25%, 8/1/31 (a)
10,000 8,754
Patrick Industries,
Inc.,144A,6.375%, 11/1/32
11,000 10,852
PetSmart, Inc. / PetSmart
Finance Corp.
144A,4.75%, 2/15/28
22,000 21,256
144A,7.75%, 2/15/29
32,000 31,189
QVC, Inc.,144A,6.875%, 4/15/29
(a)
14,000 6,300
Saks Global Enterprises
LLC,144A,11.00%, 12/15/29 (a)
51,000 23,078
Sonic Automotive, Inc.
144A,4.625%, 11/15/29
13,000 12,429
144A,4.875%, 11/15/31
10,000 9,327
Staples, Inc.
144A,10.75%, 9/1/29
61,000 55,527
144A,12.75%, 1/15/30
16,146 10,474
Suburban Propane Partners LP/
Suburban Energy Finance
Corp.,144A,5.00%, 6/1/31
13,000 12,120
Victra Holdings LLC / Victra
Finance Corp.,144A,8.75%,
9/15/29 (a)
10,000 10,223
Walgreens Boots Alliance,
Inc.,8.125%, 8/15/29 (a)
17,000 17,825
White Cap Buyer
LLC,144A,6.875%, 10/15/28
13,000 12,755
(Cost $579,979)
529,533
Consumer, Non-cyclical
— 13.7%
Beverages — 0.1%
Primo Water Holdings, Inc.
/ Triton Water Holdings,
Inc.,144A,6.25%, 4/1/29
(Cost $13,972)
14,000 14,033
Commercial Services — 4.4%
Albion Financing 1 Sarl
/ Aggreko Holdings,
Inc.,144A,7.00%, 5/21/30
32,000 32,533
Allied Universal Holdco
LLC,144A,7.875%, 2/15/31
54,000 56,000
Allied Universal Holdco LLC
/ Allied Universal Finance
Corp.,144A,6.00%, 6/1/29 (a)
23,000 21,792

6 | DBX ETF Trust
Schedule of Investments
Xtrackers High Beta High Yield Bond ETF
(Continued)
May 31, 2025 (Unaudited)
Principal
Amount $ Value $
Allied Universal Holdco LLC
/ Allied Universal Finance
Corp. / Atlas Luxco 4
SARL,144A,4.625%, 6/1/28
25,000 23,951
Avis Budget Car Rental LLC /
Avis Budget Finance, Inc.
144A,5.75%, 7/15/27
7,000 6,912
144A,4.75%, 4/1/28
10,000 9,586
144A,5.375%, 3/1/29
15,000 14,157
144A,8.25%, 1/15/30 (a)
15,000 15,269
144A,8.00%, 2/15/31
14,000 14,181
144A,8.375%, 6/15/32
13,000 13,108
Brink's Co.,144A,6.75%, 6/15/32
8,000 8,213
Clarivate Science Holdings
Corp.,144A,4.875%, 7/1/29
22,000 20,367
EquipmentShare.com, Inc.
144A,9.00%, 5/15/28
25,000 25,985
144A,8.625%, 5/15/32
13,000 13,649
144A,8.00%, 3/15/33
9,000 9,254
Garda World Security Corp.
144A,6.00%, 6/1/29
10,000 9,520
144A,8.25%, 8/1/32
11,000 10,962
144A,8.375%, 11/15/32
27,000 27,110
GEO Group, Inc.
8.625%, 4/15/29
13,000 13,732
10.25%, 4/15/31
13,000 14,262
Hertz Corp.
144A,4.625%, 12/1/26
10,000 8,840
144A,12.625%, 7/15/29
29,000 29,557
144A,5.00%, 12/1/29 (a)
25,000 17,018
Raven Acquisition Holdings
LLC,144A,6.875%, 11/15/31
31,000 30,937
RR Donnelley & Sons Co.
144A,9.50%, 8/1/29
25,000 25,087
144A,10.875%, 8/1/29
10,000 9,728
Sotheby's,144A,7.375%, 10/15/27
16,000 15,835
Veritiv Operating
Co.,144A,10.50%, 11/30/30
24,000 25,556
Wand NewCo 3,
Inc.,144A,7.625%, 1/30/32
29,000 30,189
(Cost $556,956)
553,290
Cosmetics/Personal Care
— 0.1%
Edgewell Personal Care
Co.,144A,4.125%, 4/1/29
(Cost $9,980)
10,000 9,365
Food — 1.6%
B&G Foods, Inc.
5.25%, 9/15/27
11,000 9,658
144A,8.00%, 9/15/28
21,000 19,818
Fiesta Purchaser, Inc.
144A,7.875%, 3/1/31
10,000 10,505
Principal
Amount $ Value $
144A,9.625%, 9/15/32
12,000 12,583
KeHE Distributors LLC / KeHE
Finance Corp. / NextWave
Distribution, Inc.,144A,9.00%,
2/15/29
24,000 25,050
Post Holdings, Inc.
144A,5.50%, 12/15/29
28,000 27,683
144A,4.625%, 4/15/30
34,000 32,211
144A,4.50%, 9/15/31
20,000 18,253
144A,6.375%, 3/1/33
25,000 24,880
144A,6.25%, 10/15/34
16,000 15,844
(Cost $202,002)
196,485
Healthcare-Products — 0.2%
Bausch + Lomb
Corp.,144A,8.375%, 10/1/28
(Cost $30,172)
30,000 31,053
Healthcare-Services — 3.6%
Acadia Healthcare Co.,
Inc.,144A,7.375%, 3/15/33
10,000 10,202
CHS/Community Health
Systems, Inc.
144A,5.625%, 3/15/27
41,000 40,426
144A,6.00%, 1/15/29
13,000 12,501
144A,6.875%, 4/15/29
45,000 37,649
144A,6.125%, 4/1/30
30,000 23,204
144A,5.25%, 5/15/30
35,000 31,549
144A,4.75%, 2/15/31
25,000 21,420
144A,10.875%, 1/15/32
54,000 57,624
DaVita, Inc.,144A,6.875%, 9/1/32
24,000 24,396
LifePoint Health, Inc.
144A,5.375%, 1/15/29
10,000 9,460
144A,9.875%, 8/15/30
22,000 23,598
144A,11.00%, 10/15/30
28,000 30,817
144A,8.375%, 2/15/32
10,000 10,534
144A,10.00%, 6/1/32
21,000 21,994
MPH Acquisition Holdings
LLC,144A,5.75%, 12/31/30
18,000 14,369
Prime Healthcare Services,
Inc.,144A,9.375%, 9/1/29 (a)
34,000 34,565
Star Parent, Inc.,144A,9.00%,
10/1/30
22,000 22,766
US Acute Care Solutions
LLC,144A,9.75%, 5/15/29
24,000 24,423
(Cost $449,382)
451,497
Household Products/Wares
— 0.2%
Central Garden & Pet
Co.,144A,4.125%, 4/30/31
11,000 10,042
Kronos Acquisition Holdings,
Inc.
144A,8.25%, 6/30/31
14,000 12,264

DBX ETF Trust | 7
Schedule of Investments
Xtrackers High Beta High Yield Bond ETF
(Continued)
May 31, 2025 (Unaudited)
Principal
Amount $ Value $
144A,10.75%, 6/30/32 (a)
10,000 6,692
(Cost $31,879)
28,998
Pharmaceuticals — 3.5%
1261229 Bc Ltd.,144A,10.00%,
4/15/32
101,000 100,055
AdaptHealth LLC
144A,4.625%, 8/1/29
10,000 9,245
144A,5.125%, 3/1/30
13,000 12,025
Bausch Health Americas,
Inc.,144A,8.50%, 1/31/27
13,000 12,263
Bausch Health Cos., Inc.
144A,5.00%, 1/30/28
8,000 6,342
144A,4.875%, 6/1/28
37,000 30,232
144A,11.00%, 9/30/28
45,000 43,213
144A,5.00%, 2/15/29
12,000 7,679
144A,6.25%, 2/15/29
20,000 13,076
144A,5.25%, 1/30/30
16,000 9,095
144A,5.25%, 2/15/31
9,000 4,823
Cheplapharm Arzneimittel
GmbH,144A,5.50%, 1/15/28
10,000 9,535
Endo Finance Holdings,
Inc.,144A,8.50%, 4/15/31 (a)
24,000 24,872
Grifols SA,144A,4.75%, 10/15/28
15,000 14,279
HLF Financing Sarl LLC /
Herbalife International,
Inc,144A,12.25%, 4/15/29
22,000 23,910
HLF Financing Sarl LLC /
Herbalife International,
Inc.,144A,4.875%, 6/1/29
12,000 9,887
Organon & Co. / Organon
Foreign Debt Co.-Issuer BV
144A,5.125%, 4/30/31 (a)
43,000 36,161
144A,6.75%, 5/15/34
12,000 11,179
144A,7.875%, 5/15/34
10,000 8,637
Owens & Minor, Inc.
144A,4.50%, 3/31/29
10,000 8,183
144A,6.625%, 4/1/30
15,000 12,717
144A,10.00%, 4/15/30
23,000 24,052
(Cost $449,914)
431,460
Diversified — 0.3%
Holding Companies-Diversified
— 0.3%
Benteler International
AG,144A,10.50%, 5/15/28
11,000 11,568
Stena International SA
144A,7.25%, 1/15/31
18,000 18,080
144A,7.625%, 2/15/31
8,000 8,110
(Cost $38,107)
37,758
Energy — 11.2%
Oil & Gas — 6.0%
Aethon United BR LP /
Aethon United Finance
Corp.,144A,7.50%, 10/1/29
24,000 24,612
Principal
Amount $ Value $
Azule Energy Finance
PLC,144A,8.125%, 1/23/30
28,000 27,354
Baytex Energy Corp.
144A,8.50%, 4/30/30
19,000 18,428
144A,7.375%, 3/15/32
12,000 10,904
California Resources
Corp.,144A,8.25%, 6/15/29
19,000 19,053
Civitas Resources, Inc.
144A,8.375%, 7/1/28
33,000 33,289
144A,8.625%, 11/1/30
25,000 24,676
144A,8.75%, 7/1/31
28,000 27,411
Comstock Resources, Inc.
144A,6.75%, 3/1/29
33,000 32,555
144A,6.75%, 3/1/29
8,000 7,863
144A,5.875%, 1/15/30
20,000 18,931
Crescent Energy Finance LLC
144A,7.625%, 4/1/32
24,000 22,646
144A,7.375%, 1/15/33
24,000 22,294
CVR Energy, Inc.
144A,5.75%, 2/15/28
8,000 7,623
144A,8.50%, 1/15/29
14,000 13,679
Encino Acquisition Partners
Holdings LLC,144A,8.75%,
5/1/31
12,000 13,116
Hilcorp Energy I LP / Hilcorp
Finance Co.
144A,6.25%, 11/1/28
15,000 14,829
144A,5.75%, 2/1/29
15,000 14,343
144A,6.00%, 4/15/30
11,000 10,446
144A,6.00%, 2/1/31
12,000 11,065
144A,6.25%, 4/15/32
10,000 9,121
144A,8.375%, 11/1/33
12,000 11,953
144A,7.25%, 2/15/35
29,000 26,898
Ithaca Energy North Sea
PLC,144A,8.125%, 10/15/29
14,000 14,072
Kosmos Energy Ltd.
144A,7.50%, 3/1/28
6,000 4,889
144A,8.75%, 10/1/31
13,000 10,034
Medco Maple Tree Pte
Ltd.,144A,8.96%, 4/27/29
12,000 12,448
Noble Finance II
LLC,144A,8.00%, 4/15/30
33,000 32,908
Northern Oil & Gas, Inc.
144A,8.125%, 3/1/28
17,000 17,083
144A,8.75%, 6/15/31
10,000 10,092
Parkland Corp.
144A,4.625%, 5/1/30
20,000 18,805
144A,6.625%, 8/15/32
11,000 11,032
PBF Holding Co. LLC / PBF
Finance Corp.
6.00%, 2/15/28
16,000 14,869
144A,9.875%, 3/15/30
19,000 18,182
144A,7.875%, 9/15/30
10,000 8,703

8 | DBX ETF Trust
Schedule of Investments
Xtrackers High Beta High Yield Bond ETF
(Continued)
May 31, 2025 (Unaudited)
Principal
Amount $ Value $
Puma International Financing
SA,144A,7.75%, 4/25/29
11,000 11,195
SM Energy Co.,144A,7.00%,
8/1/32
16,000 15,375
Sunoco LP,144A,7.25%, 5/1/32
19,000 19,767
Talos Production, Inc.
144A,9.00%, 2/1/29
17,000 16,900
144A,9.375%, 2/1/31
13,000 12,793
Transocean, Inc.
144A,8.00%, 2/1/27
11,000 10,763
144A,8.25%, 5/15/29
28,000 25,275
144A,8.50%, 5/15/31
17,000 14,626
Vital Energy, Inc.,144A,7.875%,
4/15/32 (a)
24,000 19,487
(Cost $763,103)
742,387
Oil & Gas Services — 0.9%
Archrock Partners LP / Archrock
Partners Finance Corp.
144A,6.25%, 4/1/28
21,000 20,981
144A,6.625%, 9/1/32
14,000 14,083
USA Compression Partners LP
/ USA Compression Finance
Corp.
6.875%, 9/1/27
20,000 20,007
144A,7.125%, 3/15/29
22,000 22,365
Weatherford International
Ltd.,144A,8.625%, 4/30/30
36,000 36,596
(Cost $113,527)
114,032
Pipelines — 4.3%
Antero Midstream Partners LP
/ Antero Midstream Finance
Corp.,144A,6.625%, 2/1/32
12,000 12,266
Blue Racer Midstream LLC /
Blue Racer Finance Corp.
144A,7.00%, 7/15/29
15,000 15,509
144A,7.25%, 7/15/32
10,000 10,376
Buckeye Partners
LP,144A,6.875%, 7/1/29
12,000 12,346
CQP Holdco LP / BIP-V Chinook
Holdco LLC
144A,5.50%, 6/15/31
33,000 31,737
144A,7.50%, 12/15/33
10,000 10,594
Delek Logistics Partners LP
/ Delek Logistics Finance
Corp.,144A,8.625%, 3/15/29
24,000 24,879
Genesis Energy LP / Genesis
Energy Finance Corp.
7.75%, 2/1/28
18,000 18,169
8.25%, 1/15/29
12,000 12,428
8.875%, 4/15/30
13,000 13,662
7.875%, 5/15/32 (a)
14,000 14,190
8.00%, 5/15/33
15,000 15,234
Global Partners LP / GLP
Finance Corp.
7.00%, 8/1/27
8,000 8,025
Principal
Amount $ Value $
144A,8.25%, 1/15/32
13,000 13,524
Harvest Midstream I LP
144A,7.50%, 9/1/28
22,000 22,356
144A,7.50%, 5/15/32
10,000 10,283
ITT Holdings LLC,144A,6.50%,
8/1/29
29,000 27,098
New Fortress Energy,
Inc.,144A,6.50%, 9/30/26 (a)
10,000 6,010
NFE Financing LLC,144A,12.00%,
11/15/29
64,000 27,516
NGL Energy Operating LLC /
NGL Energy Finance Corp.
144A,8.125%, 2/15/29
24,000 23,485
144A,8.375%, 2/15/32
28,000 26,500
Rockies Express Pipeline
LLC,144A,6.75%, 3/15/33
10,000 10,312
Tallgrass Energy Partners LP
/ Tallgrass Energy Finance
Corp.
144A,6.00%, 3/1/27
9,000 8,994
144A,5.50%, 1/15/28
15,000 14,916
144A,7.375%, 2/15/29
17,000 17,306
144A,6.00%, 12/31/30
15,000 14,386
144A,6.00%, 9/1/31
17,000 16,217
Venture Global LNG, Inc.
144A,8.375%, 6/1/31
53,000 53,842
144A,9.875%, 2/1/32 (a)
47,000 50,030
(Cost $576,640)
542,190
Financial — 12.8%
Banks — 0.3%
Freedom Mortgage Corp.
144A,6.625%, 1/15/27
6,000 5,990
144A,12.00%, 10/1/28
17,000 18,251
144A,12.25%, 10/1/30
15,000 16,592
(Cost $37,727)
40,833
Diversified Financial Services
— 5.2%
AG Issuer LLC,144A,6.25%,
3/1/28
10,000 10,007
Aretec Group, Inc.
144A,7.50%, 4/1/29
8,000 8,000
144A,10.00%, 8/15/30
18,000 19,636
Bread Financial Holdings,
Inc.,144A,9.75%, 3/15/29
19,000 20,275
Burford Capital Global Finance
LLC,144A,9.25%, 7/1/31
13,000 13,867
Credit Acceptance Corp.
144A,9.25%, 12/15/28
12,000 12,713
144A,6.625%, 3/15/30
10,000 9,980
Encore Capital Group, Inc.
144A,9.25%, 4/1/29
10,000 10,675
144A,8.50%, 5/15/30
15,000 15,914

DBX ETF Trust | 9
Schedule of Investments
Xtrackers High Beta High Yield Bond ETF
(Continued)
May 31, 2025 (Unaudited)
Principal
Amount $ Value $
Enova International, Inc.
144A,11.25%, 12/15/28
8,000 8,591
144A,9.125%, 8/1/29
12,000 12,338
Focus Financial Partners
LLC,144A,6.75%, 9/15/31
25,000 25,308
Freedom Mortgage Holdings
LLC
144A,9.25%, 2/1/29
36,000 37,146
144A,9.125%, 5/15/31
15,000 15,316
144A,8.375%, 4/1/32
10,000 9,884
goeasy Ltd.
144A,9.25%, 12/1/28
14,000 14,717
144A,7.625%, 7/1/29
14,000 14,153
144A,6.875%, 5/15/30
10,000 9,884
144A,7.375%, 10/1/30
7,000 7,000
Jefferies Finance LLC / JFIN Co.-
Issuer Corp.
144A,5.00%, 8/15/28
25,000 23,707
144A,6.625%, 10/15/31
10,000 9,909
Jefferson Capital Holdings LLC
144A,9.50%, 2/15/29
15,000 15,938
144A,8.25%, 5/15/30
11,000 11,268
LD Holdings Group
LLC,144A,6.125%, 4/1/28
10,000 8,179
Midcap Financial Issuer Trust
144A,6.50%, 5/1/28
25,000 24,327
144A,5.625%, 1/15/30
8,000 7,238
Navient Corp.
4.875%, 3/15/28
11,000 10,738
5.50%, 3/15/29 (a)
16,000 15,406
9.375%, 7/25/30
13,000 14,169
11.50%, 3/15/31
13,000 14,739
7.875%, 6/15/32
11,000 11,108
OneMain Finance Corp.
7.875%, 3/15/30
14,000 14,639
4.00%, 9/15/30
17,000 15,312
7.50%, 5/15/31
15,000 15,430
7.125%, 11/15/31
19,000 19,347
6.75%, 3/15/32
19,000 18,909
PennyMac Financial Services,
Inc.
144A,7.125%, 11/15/30
13,000 13,295
144A,5.75%, 9/15/31
11,000 10,602
144A,6.875%, 5/15/32
19,000 19,106
144A,6.875%, 2/15/33
22,000 22,146
PHH Escrow Issuer LLC/PHH
Corp.,144A,9.875%, 11/1/29
10,000 9,829
PRA Group, Inc.,144A,8.875%,
1/31/30
14,000 14,368
Synchrony Financial,7.25%,
2/2/33
17,000 17,384
Principal
Amount $ Value $
UWM Holdings
LLC,144A,6.625%, 2/1/30
19,000 18,643
(Cost $644,184)
651,140
Insurance — 2.7%
Acrisure LLC / Acrisure Finance,
Inc.
144A,8.25%, 2/1/29
19,000 19,663
144A,8.50%, 6/15/29
10,000 10,460
144A,6.00%, 8/1/29
14,000 13,563
144A,7.50%, 11/6/30
26,000 26,846
Alliant Holdings Intermediate
LLC / Alliant Holdings
Co.-Issuer
144A,6.75%, 10/15/27
26,000 26,010
144A,5.875%, 11/1/29
13,000 12,780
144A,7.375%, 10/1/32
18,000 18,524
Ardonagh Finco Ltd.,144A,7.75%,
2/15/31
30,000 31,042
Ardonagh Group Finance
Ltd.,144A,8.875%, 2/15/32
33,000 34,127
FWD Group Holdings
Ltd.,144A,8.40%, 4/5/29
19,000 19,717
Howden UK Refinance PLC /
Howden UK Refinance 2 PLC /
Howden US Refinance LLC
144A,7.25%, 2/15/31
22,000 22,602
144A,8.125%, 2/15/32
13,000 13,347
Jones Deslauriers
Insurance Management,
Inc.,144A,10.50%, 12/15/30
14,000 15,028
Panther Escrow Issuer
LLC,144A,7.125%, 6/1/31
69,000 71,424
(Cost $328,775)
335,133
Investment Companies — 0.5%
HA Sustainable Infrastructure
Capital, Inc.,6.375%, 7/1/34
23,000 22,445
Icahn Enterprises LP / Icahn
Enterprises Finance Corp.
9.75%, 1/15/29
15,000 14,553
144A,10.00%, 11/15/29
9,000 8,784
9.00%, 6/15/30
18,000 16,335
(Cost $64,345)
62,117
Real Estate — 0.7%
Anywhere Real Estate Group
LLC / Anywhere Co.-Issuer
Corp.,144A,7.00%, 4/15/30 (a)
12,200 11,156
Anywhere Real Estate Group
LLC / Realogy Co.-Issuer Corp.
144A,5.75%, 1/15/29 (a)
17,000 14,004
144A,5.25%, 4/15/30
9,000 6,999
Cushman & Wakefield US
Borrower LLC,144A,8.875%,
9/1/31
7,000 7,492
Hunt Cos., Inc.,144A,5.25%,
4/15/29
13,000 12,559

10 | DBX ETF Trust
Schedule of Investments
Xtrackers High Beta High Yield Bond ETF
(Continued)
May 31, 2025 (Unaudited)
Principal
Amount $ Value $
Kennedy-Wilson, Inc.
4.75%, 3/1/29
12,000 11,041
4.75%, 2/1/30 (a)
15,000 13,326
5.00%, 3/1/31
15,000 13,020
(Cost $93,387)
89,597
Real Estate Investment Trusts
— 2.5%
Apollo Commercial Real Estate
Finance, Inc.,144A,4.625%,
6/15/29
10,000 9,345
Brandywine Operating
Partnership LP,8.875%,
4/12/29
8,000 8,527
Diversified Healthcare Trust
4.75%, 2/15/28 (a)
10,000 9,212
4.375%, 3/1/31
13,000 10,773
Hudson Pacific Properties LP
3.95%, 11/1/27
8,000 7,007
4.65%, 4/1/29 (a)
12,000 8,696
3.25%, 1/15/30
8,000 5,410
MPT Operating Partnership LP /
MPT Finance Corp.
5.00%, 10/15/27 (a)
29,000 25,369
4.625%, 8/1/29
21,000 15,936
3.50%, 3/15/31
31,000 20,370
RHP Hotel Properties LP / RHP
Finance Corp.,144A,6.50%,
4/1/32
27,000 27,388
Rithm Capital Corp.,144A,8.00%,
4/1/29
19,000 19,067
Service Properties Trust
4.75%, 10/1/26
14,000 13,789
4.95%, 2/15/27
8,000 7,724
5.50%, 12/15/27
9,000 8,693
3.95%, 1/15/28
10,000 8,942
8.375%, 6/15/29
17,000 17,235
4.95%, 10/1/29
9,000 7,527
4.375%, 2/15/30
8,000 6,458
144A,8.625%, 11/15/31
21,000 22,382
8.875%, 6/15/32 (a)
14,000 14,011
Uniti Group LP / Uniti Fiber
Holdings, Inc. / CSL Capital
LLC,144A,6.00%, 1/15/30
14,000 12,767
Uniti Group LP / Uniti Group
Finance, Inc. / CSL Capital
LLC,144A,6.50%, 2/15/29
26,000 24,538
(Cost $315,825)
311,166
REITS — 0.5%
Blackstone Mortgage Trust,
Inc.,144A,7.75%, 12/1/29
12,000 12,643
MPT Operating Partnership
LP / MPT Finance
Corp.,144A,8.50%, 2/15/32
35,000 35,902
Principal
Amount $ Value $
Office Properties Income
Trust,144A,9.00%, 9/30/29 (a)
12,000 8,880
(Cost $57,588)
57,425
Venture Capital — 0.4%
Icahn Enterprises LP / Icahn
Enterprises Finance Corp.
5.25%, 5/15/27
37,000 35,238
4.375%, 2/1/29
17,000 13,901
(Cost $47,650)
49,139
Industrial — 5.9%
Building Materials — 1.5%
Builders FirstSource,
Inc.,144A,6.75%, 5/15/35
18,000 18,125
Camelot Return Merger Sub,
Inc.,144A,8.75%, 8/1/28
13,000 11,516
Cornerstone Building Brands,
Inc.,144A,9.50%, 8/15/29
14,000 12,452
Emerald Debt Merger Sub
LLC,144A,6.625%, 12/15/30
61,000 61,693
EMRLD Borrower LP / Emerald
Co.-Issuer, Inc.,144A,6.75%,
7/15/31
14,000 14,339
MIWD Holdco II LLC / MIWD
Finance Corp.,144A,5.50%,
2/1/30 (a)
13,000 12,018
Smyrna Ready Mix Concrete LLC
144A,6.00%, 11/1/28
29,000 28,599
144A,8.875%, 11/15/31
23,000 23,639
(Cost $184,362)
182,381
Electrical Components &
Equipment — 0.4%
Energizer Holdings, Inc.
144A,4.75%, 6/15/28
12,000 11,583
144A,4.375%, 3/31/29
20,000 18,809
WESCO Distribution,
Inc.,144A,6.375%, 3/15/33
19,000 19,367
(Cost $49,722)
49,759
Engineering & Construction
— 0.8%
Aeropuertos Dominicanos Siglo
XXI SA,144A,7.00%, 6/30/34
10,000 10,149
Brand Industrial Services,
Inc.,144A,10.375%, 8/1/30
32,000 28,742
HTA Group Ltd./
Mauritius,144A,7.50%, 6/4/29
22,000 22,462
IHS Holding Ltd.
144A,6.25%, 11/29/28
9,000 8,704
144A,7.875%, 5/29/30
11,000 10,898
144A,8.25%, 11/29/31
15,000 14,954
(Cost $97,847)
95,909
Environmental Control — 0.4%
Madison IAQ LLC,144A,5.875%,
6/30/29
26,000 25,172

DBX ETF Trust | 11
Schedule of Investments
Xtrackers High Beta High Yield Bond ETF
(Continued)
May 31, 2025 (Unaudited)
Principal
Amount $ Value $
Reworld Holding Corp.,5.00%,
9/1/30
8,000 7,477
Waste Pro USA, Inc.,144A,7.00%,
2/1/33
20,000 20,557
(Cost $52,563)
53,206
Machinery-Construction &
Mining — 0.1%
Terex Corp.,144A,6.25%,
10/15/32
(Cost $15,947)
16,000 15,747
Machinery-Diversified — 0.4%
Husky Injection Molding
Systems Ltd. / Titan Co.-
Borrower LLC,144A,9.00%,
2/15/29
23,000 23,535
Maxim Crane Works Holdings
Capital LLC,144A,11.50%,
9/1/28
13,000 13,336
SPX FLOW, Inc.,144A,8.75%,
4/1/30
10,000 10,302
(Cost $45,281)
47,173
Packaging & Containers — 1.9%
Ardagh Metal Packaging Finance
USA LLC / Ardagh Metal
Packaging Finance PLC
144A,6.00%, 6/15/27
13,000 13,041
144A,3.25%, 9/1/28 (a)
12,000 11,045
144A,4.00%, 9/1/29 (a)
21,000 18,653
Ardagh Packaging Finance PLC /
Ardagh Holdings USA, Inc.
144A,4.125%, 8/15/26 (a)
28,000 25,480
144A,5.25%, 8/15/27 (a)
24,000 10,942
144A,5.25%, 8/15/27 (a)
19,000 8,662
LABL, Inc.
144A,5.875%, 11/1/28
12,000 10,252
144A,8.25%, 11/1/29 (a)
9,000 7,284
144A,8.625%, 10/1/31
23,000 19,062
Mauser Packaging Solutions
Holding Co.
144A,7.875%, 4/15/27
63,000 63,676
144A,9.25%, 4/15/27
31,000 30,564
OI European Group
BV,144A,4.75%, 2/15/30
10,000 9,424
Owens-Brockway Glass
Container, Inc.,144A,7.25%,
5/15/31
14,000 14,042
(Cost $262,073)
242,127
Transportation — 0.4%
Brightline East LLC,144A,11.00%,
1/31/30 (a)
25,000 18,023
Seaspan Corp.,144A,5.50%,
8/1/29
19,000 17,536
Principal
Amount $ Value $
XPO, Inc.,144A,7.125%, 2/1/32
12,000 12,463
(Cost $51,852)
48,022
Technology — 3.8%
Computers — 1.0%
Amentum Holdings,
Inc.,144A,7.25%, 8/1/32
23,000 23,482
CA Magnum
Holdings,144A,5.375%,
10/31/26
20,000 19,800
McAfee Corp.,144A,7.375%,
2/15/30
46,000 42,586
NCR Atleos Corp.,144A,9.50%,
4/1/29
32,000 34,974
(Cost $119,153)
120,842
Office/Business Equipment
— 0.3%
Xerox Corp.,144A,10.25%,
10/15/30
9,000 9,260
Xerox Holdings Corp.
144A,5.50%, 8/15/28
20,000 14,051
144A,8.875%, 11/30/29
10,000 6,749
Xerox Issuer Corp.,144A,13.50%,
4/15/31
9,000 9,001
(Cost $44,872)
39,061
Semiconductors — 0.0%
ams-OSRAM AG,144A,12.25%,
3/30/29
(Cost $8,711)
8,000 8,353
Software — 2.5%
AthenaHealth Group,
Inc.,144A,6.50%, 2/15/30 (a)
56,000 54,005
Central Parent LLC / CDK Global
II LLC / CDK Financing Co.,
Inc.,144A,8.00%, 6/15/29
19,000 17,040
Central Parent, Inc. / CDK
Global, Inc.,144A,7.25%,
6/15/29
15,000 13,301
Cloud Software Group, Inc.
144A,6.50%, 3/31/29
94,000 93,973
144A,9.00%, 9/30/29
88,000 90,141
Helios Software Holdings, Inc.
/ ION Corporate Solutions
Finance SARL,144A,8.75%,
5/1/29
16,000 16,260
RingCentral, Inc.,144A,8.50%,
8/15/30
8,000 8,456
Rocket Software,
Inc.,144A,6.50%, 2/15/29
12,000 11,663
West Technology Group
LLC,144A,8.50%, 4/10/27
11,000 3,300
(Cost $296,189)
308,139

12 | DBX ETF Trust
Schedule of Investments
Xtrackers High Beta High Yield Bond ETF
(Continued)
May 31, 2025 (Unaudited)
Principal
Amount $ Value $
Utilities — 3.3%
Electric — 2.3%
Alpha Generation
LLC,144A,6.75%, 10/15/32
24,000 24,490
Continuum Energy Aura Pte
Ltd.,144A,9.50%, 2/24/27
9,000 9,238
ContourGlobal Power Holdings
SA,144A,6.75%, 2/28/30
12,000 12,171
Lightning Power LLC,144A,7.25%,
8/15/32
36,000 37,767
NRG Energy, Inc.
144A,6.00%, 2/1/33
18,000 17,850
144A,6.25%, 11/1/34
24,000 24,028
Pike Corp.
144A,5.50%, 9/1/28
19,000 18,862
144A,8.625%, 1/31/31
8,000 8,627
Saavi Energia Sarl,144A,8.875%,
2/10/35
24,000 24,582
Talen Energy Supply
LLC,144A,8.625%, 6/1/30
28,000 29,920
XPLR Infrastructure Operating
Partners LP
144A,3.875%, 10/15/26 (a)
10,000 9,722
144A,4.50%, 9/15/27
12,000 11,616
144A,7.25%, 1/15/29 (a)
21,000 21,120
144A,8.375%, 1/15/31 (a)
16,000 16,719
144A,8.625%, 3/15/33 (a)
23,000 24,145
(Cost $284,494)
290,857
Gas — 1.0%
AmeriGas Partners LP /
AmeriGas Finance Corp.
5.875%, 8/20/26
48,000 48,655
Principal
Amount $ Value $
5.75%, 5/20/27
8,000 7,834
144A,9.375%, 6/1/28
10,000 10,106
Venture Global Plaquemines
LNG LLC
144A,7.50%, 5/1/33
29,000 30,315
144A,7.75%, 5/1/35
27,000 28,456
(Cost $123,302)
125,366
TOTAL CORPORATE BONDS
(Cost $12,471,935)
12,204,041
Number
of Shares
SECURITIES LENDING
COLLATERAL — 9.8%
DWS Government & Agency
Securities Portfolio
"DWS Government Cash
Institutional Shares", 4.22%
(b)(c)
(Cost $1,221,597)
1,221,597 1,221,597
CASH EQUIVALENTS — 1.3%
DWS Government Money Market
Series "Institutional Shares",
4.26% (b)
(Cost $159,753)
159,753 159,753
TOTAL INVESTMENTS
— 108.8%
(Cost $13,853,285)
13,585,391
Other assets and liabilities,
net — (8.8%)
(1,096,891)
NET ASSETS — 100.0%
12,488,500
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

DBX ETF Trust | 13
Schedule of Investments
Xtrackers High Beta High Yield Bond ETF
(Continued)
May 31, 2025 (Unaudited)
HiddenRow
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2025 in valuing the Fund’s investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
HYUP-PH3
A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2025 is as follows:
Value ($) at
8/31/2024
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
5/31/2025
Value ($) at
5/31/2025
SECURITIES LENDING COLLATERAL — 9.8%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.22% (b)(c)
1,027,697 193,900 (d) — — — 8,535 — 1,221,597 1,221,597
CASH EQUIVALENTS — 1.3%
DWS Government Money Market Series "Institutional Shares", 4.26% (b)
127,410 1,052,571 (1,020,228) — — 3,038 — 159,753 159,753
1,155,107 1,246,471 (1,020,228) — — 11,573 — 1,381,350 1,381,350
(a) All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2025 amounted to $1,194,952, which is 9.6% of net assets.
(b)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)
Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2025.
144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Assets Level 1 Level 2 Level 3 Total
Corporate Bonds (a)
$ — $ 12,204,041 $ — $ 12,204,041
Short-Term Investments (a)
1,381,350 — — 1,381,350
TOTAL
$ 1,381,350 $ 12,204,041 $ — $ 13,585,391
(a)
See Schedule of Investments for additional detailed categorizations.